INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	R$ 3,340,775	R$ 2,271,629	R$ 1,812,399
Equity in earnings	1,151,827	563,158	152,569
Other comprehensive income	(205,592)	225,507	358,816
Capital increase	35,001	27,500	42,782
Capital decrease		(141,095)
Results in operations with subsidiary and joint ventures (note 3.4)		511,514
Dividends/Interest on equity	(425,493)	(117,438)	(94,937)
Balance at end of year	3,896,518	3,340,775	2,271,629
Investments in North America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	1,871,275	908,339	681,807
Equity in earnings	884,437	279,948	23,494
Other comprehensive income	(76,795)	173,934	165,479
Capital increase			42,782
Results in operations with subsidiary and joint ventures (note 3.4)		511,514
Dividends/Interest on equity	(250,680)	(2,460)	(5,223)
Balance at end of year	2,428,237	1,871,275	908,339
Investments in South America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	1,071,333	976,045	748,392
Equity in earnings	277,108	268,291	99,913
Other comprehensive income	(127,099)	52,278	195,286
Capital decrease		(141,095)
Dividends/Interest on equity	(160,572)	(84,186)	(67,546)
Balance at end of year	1,060,770	1,071,333	976,045
Investments in Special Steel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	251,668	231,152	224,201
Equity in earnings	9,243	28,831	8,900
Other comprehensive income	(414)	710	(1,949)
Dividends/Interest on equity	(3,684)	(9,025)
Balance at end of year	256,813	251,668	231,152
Other investments
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	146,499	156,093	157,999
Equity in earnings	(18,961)	(13,912)	20,262
Other comprehensive income	(1,284)	(1,415)
Capital increase	35,001	27,500
Dividends/Interest on equity	(10,557)	(21,767)	(22,168)
Balance at end of year	R$ 150,698	R$ 146,499	R$ 156,093